Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000037909 | 31620M106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037909 | 565849106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037909 | 88146M101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037909 | G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037909 | 866674104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037909 | 15872M104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037909 | 122017106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037909 | 00790R104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037909 | 09062W204
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037909 | 69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037909 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000037909 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037909 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000037909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000037909 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000037909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000037909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000037909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000037909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000037909 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000037909 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	0.80%
C000037909 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.30%
C000037909 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000037908 | 31620M106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037908 | 565849106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037908 | 88146M101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037908 | G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037908 | 866674104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037908 | 15872M104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037908 | 122017106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037908 | 00790R104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037908 | 09062W204
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037908 | 69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037908 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000037908 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000037908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000037908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000037908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000037908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000037908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000037908 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000037908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000037908 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000037908 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	0.80%
C000037908 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.30%
C000037908 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171454 | Blackrock Liquidity Funds T-Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171454 | Federated Hermes Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171454 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171454 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171454 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171454 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171454 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171454 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171454 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171454 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171454 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000171454 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171454 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000171454 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171454 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171454 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000171454 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000171454 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171454 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171454 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171454 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	85.90%
C000171454 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.80%
C000171454 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000003538 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003538 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003538 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003538 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003538 | ChampionX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003538 | Nisource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003538 | Terreno Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003538 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003538 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003538 | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003538 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003538 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003538 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003538 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003538 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003538 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003538 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003538 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000003538 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000003538 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003538 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000003538 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003538 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.10%
C000003538 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.60%
C000003538 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000003539 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003539 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003539 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003539 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003539 | ChampionX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003539 | Nisource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003539 | Terreno Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003539 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003539 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003539 | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003539 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003539 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003539 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003539 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003539 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003539 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003539 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003539 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000003539 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000003539 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003539 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000003539 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003539 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.10%
C000003539 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.60%
C000003539 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000003540 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003540 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003540 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003540 | ChampionX Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003540 | Envestnet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003540 | Central Pacific Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003540 | ACV Auctions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003540 | Horace Mann Educators Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003540 | Mueller Water Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003540 | Stericycle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003540 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003540 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003540 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003540 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003540 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003540 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003540 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003540 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000003540 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003540 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000003540 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003540 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.70%
C000003540 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.20%
C000003540 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.10%
C000003541 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003541 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003541 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003541 | ChampionX Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003541 | Envestnet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003541 | Central Pacific Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003541 | ACV Auctions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003541 | Horace Mann Educators Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003541 | Mueller Water Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003541 | Stericycle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003541 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003541 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003541 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000003541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000003541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003541 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.70%
C000003541 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.20%
C000003541 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.10%
C000003543 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003543 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003543 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003543 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003543 | Terreno Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003543 | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003543 | Stericycle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003543 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003543 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003543 | BioLife Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003543 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003543 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003543 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003543 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003543 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003543 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003543 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003543 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000003543 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003543 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003543 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003543 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.30%
C000003543 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000003544 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003544 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003544 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003544 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003544 | Terreno Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003544 | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003544 | Stericycle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003544 | Matador Resources Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003544 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003544 | BioLife Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003544 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003544 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003544 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003544 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003544 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003544 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003544 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003544 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000003544 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003544 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003544 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003544 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.30%
C000003544 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%